Notes Payable Related Parties (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes payable - related parties	$ 693,000	$ 693,000	$ 693,000
Chief Executive Officer [Member]
Due date	Dec. 31, 2023	Dec. 31, 2023
Interest rate	8.00%	8.00%
Chief Executive Officer [Member] | Minimum [Member]
Interest rate	0.00%	0.00%
Chief Executive Officer [Member] | Maximum [Member]
Interest rate	10.00%	10.00%